Note 11 - Financial Instruments designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities designated at fair value through profit or loss
Financial Instruments designated at fair value through profit or loss
Financial assets and liabilities designated at fair value through profit or loss (Millions of euros)
	Notes	2017	2016	2015
ASSETS-
Equity instruments		1,888	1,920	2,075
Unit-linked products		1,621	1,749	1,960
Other securities		266	171	115
Debt securities		174	142	173
Loans and advances to customers		648	-	62
Total	7.3.1	2,709	2,062	2,311
LIABILITIES-
Other financial liabilities		2,222	2,338	2,649
Unit-linked products		2,222	2,338	2,649
Total		2,222	2,338	2,649